Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ 8,569	$ 379,045
Expense related to issuance of debt	(1,026,065)	(355,978)
Amortized cost	2,780,392	3,827,232
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year	2,091,463,996	2,249,695,894
Loans obtained-financing institutions	881,401,059	1,064,179,416
Debt payments	(978,854,627)	(1,107,159,280)
Accrued interest	153,446,638	160,020,297
Interest (paid)	(144,121,371)	(154,017,189)
Foreign exchange	(208,865,338)	(121,255,142)
At the end of the year	$ 1,794,470,357	$ 2,091,463,996